Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Beutel Goodman Core Plus Bond Fund

(formerly AMG Managers DoubleLine Core Plus Bond Fund)

AMG Beutel Goodman International Equity Fund

(formerly AMG Managers Pictet International Fund)

AMG GW&K Small/Mid Cap Growth Fund

(formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund)

AMG Montrusco Bolton Large Cap Growth Fund

(formerly AMG Managers Montag & Caldwell Growth Fund)

AMG River Road Mid Cap Value Fund

(formerly AMG Managers Fairpointe Mid Cap Fund)

Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information, each dated February 1, 2021, as supplemented March 19, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Beutel Goodman Core Plus Bond Fund (formerly AMG Managers DoubleLine Core Plus Bond Fund), AMG Beutel Goodman International Equity Fund (formerly AMG Managers Pictet International Fund), AMG GW&K Small/Mid Cap Growth Fund (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund), AMG Montrusco Bolton Large Cap Growth Fund (formerly AMG Managers Montag & Caldwell Growth Fund), and AMG River Road Mid Cap Value Fund (formerly AMG Managers Fairpointe Mid Cap Fund) (each a “Fund”, and together, the “Funds”), each a series of AMG Funds IV, contained in the Funds’ Prospectus (the “Existing Prospectus”) and Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE MAY 24, 2021, SHARES OF THE FUNDS ARE NO LONGER OFFERED UNDER THE EXISTING PROSPECTUS AND THE EXISTING SAI. SHARES OF THE FUNDS WILL BE OFFERED UNDER A NEW PROSPECTUS (THE “NEW PROSPECTUS”) AND NEW STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), EACH DATED MAY 24, 2021.

The New Prospectus and New Statement of Additional Information contain important information about each Fund. All interested persons and prospective shareholders may visit https://www.amgfunds.com/resources/order_literature.html or call AMG Funds LLC, the investment manager of the Funds, toll-free at 800.548.4539 to obtain copies of the New Prospectus and the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE